SCHEDULE OF MATURITIES NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Notes Payable [Member]
Debt Instrument [Line Items]
2023	$ 502,549	$ 501,828
2024	2,856	2,845
2025	2,981	2,938
2026	3,095	3,066
2027	3,213	3,183
Thereafter	135,306	136,140
Total	$ 650,000	650,000
Convertible Promissory Notes Related Parties [Member]
Debt Instrument [Line Items]
2023		7,500,000
Total		$ 7,500,000